CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Lease liabilities
As at December 31, 2021 and 2020, the undiscounted maturity analysis for the company’s lease obligations is as follows:

	2021
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$71	$192	$540	$803
Total lease liabilities	$71	$192	$540	$803

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$78	$209	$428	$715
Total lease liabilities	$78	$209	$428	$715